Allowance for expected credit losses - Disclosure of Generation of Multiple Economic Assumptions by Quarter and by Year (Details)	Jun. 30, 2026	Dec. 31, 2025
2026 to 2030 average % | Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.80%	1.80%
Unemployment rate	3.60%	3.70%
House price growth	5.50%	4.80%
Commercial real estate price growth	3.10%	3.20%
UK Bank Rate	4.99%	4.61%
CPI inflation	2.70%	2.90%
2026 to 2030 average % | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.40%	1.40%
Unemployment rate	5.00%	4.80%
House price growth	2.20%	1.90%
Commercial real estate price growth	0.30%	0.90%
UK Bank Rate	3.58%	3.55%
CPI inflation	2.20%	2.60%
2026 to 2030 average % | Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.60%	0.70%
Unemployment rate	7.00%	6.70%
House price growth	(2.50%)	(2.60%)
Commercial real estate price growth	(4.00%)	(3.10%)
UK Bank Rate	1.59%	1.85%
CPI inflation	1.60%	2.10%
2026 to 2030 average % | Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	(0.10%)	0.00%
Unemployment rate	9.20%	8.50%
House price growth	(6.80%)	(6.50%)
Commercial real estate price growth	(9.60%)	(8.00%)
UK Bank Rate	0.85%	1.24%
CPI inflation	0.90%	1.60%
2026 to 2030 average % | Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.10%	1.20%
Unemployment rate	5.60%	5.40%
House price growth	0.90%	0.60%
Commercial real estate price growth	(1.10%)	(0.40%)
UK Bank Rate	3.13%	3.13%
CPI inflation	2.00%	2.40%
2026% | Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.40%	1.40%
Unemployment rate	4.80%	4.80%
House price growth	1.80%	0.80%
Commercial real estate price growth	3.30%	1.20%
UK Bank Rate	3.85%	4.13%
CPI inflation	3.10%	3.40%
2026% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.00%	1.40%
Unemployment rate	5.20%	4.80%
House price growth	0.90%	0.80%
Commercial real estate price growth	(0.30%)	1.20%
UK Bank Rate	3.75%	4.13%
CPI inflation	3.10%	3.40%
2026% | Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.60%	1.40%
Unemployment rate	5.60%	4.80%
House price growth	0.00%	0.80%
Commercial real estate price growth	(3.50%)	1.20%
UK Bank Rate	3.65%	4.13%
CPI inflation	3.10%	3.40%
2026% | Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.10%	1.40%
Unemployment rate	6.20%	4.80%
House price growth	(1.00%)	0.80%
Commercial real estate price growth	(8.60%)	1.20%
UK Bank Rate	3.49%	4.13%
CPI inflation	3.10%	3.40%
2026% | Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.90%	1.40%
Unemployment rate	5.30%	4.80%
House price growth	0.70%	0.80%
Commercial real estate price growth	(1.00%)	1.20%
UK Bank Rate	3.72%	4.13%
CPI inflation	3.10%	3.40%
First quarter 2026% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.60%	0.70%
Unemployment rate	5.00%	4.50%
House price growth	0.80%	2.90%
Commercial real estate price growth	0.80%	2.50%
UK Bank Rate	3.75%	4.50%
CPI inflation	3.10%	2.80%
Second quarter 2026% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.10%	0.30%
Unemployment rate	5.00%	4.70%
House price growth	0.50%	2.70%
Commercial real estate price growth	0.30%	2.60%
UK Bank Rate	3.75%	4.25%
CPI inflation	2.80%	3.50%
Third quarter 2026% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.10%	0.10%
Unemployment rate	5.20%	5.00%
House price growth	0.30%	1.30%
Commercial real estate price growth	(0.20%)	2.60%
UK Bank Rate	3.75%	4.00%
CPI inflation	3.00%	3.80%
Fourth quarter 2026% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.20%	0.30%
Unemployment rate	5.40%	5.10%
House price growth	0.90%	0.80%
Commercial real estate price growth	(0.30%)	1.20%
UK Bank Rate	3.75%	3.75%
CPI inflation	3.30%	3.70%
2027% | Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	2.40%	2.00%
Unemployment rate	3.70%	4.20%
House price growth	4.50%	3.50%
Commercial real estate price growth	6.60%	7.90%
UK Bank Rate	4.79%	3.94%
CPI inflation	2.50%	2.60%
2027% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.00%	1.20%
Unemployment rate	5.40%	5.20%
House price growth	1.20%	1.60%
Commercial real estate price growth	0.00%	0.60%
UK Bank Rate	3.63%	3.44%
CPI inflation	2.40%	2.60%
2027% | Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	(1.20%)	(0.30%)
Unemployment rate	7.50%	6.60%
House price growth	(2.40%)	(0.20%)
Commercial real estate price growth	(8.70%)	(7.10%)
UK Bank Rate	2.04%	2.74%
CPI inflation	2.30%	2.60%
2027% | Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	(3.30%)	(1.90%)
Unemployment rate	10.10%	8.30%
House price growth	(5.10%)	(1.20%)
Commercial real estate price growth	(17.80%)	(17.40%)
UK Bank Rate	0.64%	1.91%
CPI inflation	2.20%	2.60%
2027% | Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.40%	0.70%
Unemployment rate	6.00%	5.60%
House price growth	0.50%	1.30%
Commercial real estate price growth	(2.40%)	(1.30%)
UK Bank Rate	3.20%	3.23%
CPI inflation	2.30%	2.60%
First quarter 2027% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.30%	0.30%
Unemployment rate	5.50%	5.30%
House price growth	0.60%	1.30%
Commercial real estate price growth	(0.30%)	0.50%
UK Bank Rate	3.75%	3.75%
CPI inflation	2.90%	3.30%
Second quarter 2027% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.30%	0.30%
Unemployment rate	5.40%	5.30%
House price growth	1.20%	1.60%
Commercial real estate price growth	(0.20%)	0.20%
UK Bank Rate	3.75%	3.50%
CPI inflation	2.50%	2.60%
Third quarter 2027% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.30%	0.40%
Unemployment rate	5.30%	5.20%
House price growth	1.40%	1.60%
Commercial real estate price growth	(0.10%)	0.10%
UK Bank Rate	3.50%	3.25%
CPI inflation	2.00%	2.20%
Fourth quarter 2027% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.30%	0.40%
Unemployment rate	5.20%	5.10%
House price growth	1.20%	1.60%
Commercial real estate price growth	0.00%	0.60%
UK Bank Rate	3.50%	3.25%
CPI inflation	1.90%	2.20%
2028% | Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.90%	2.30%
Unemployment rate	3.10%	3.20%
House price growth	7.70%	7.10%
Commercial real estate price growth	3.10%	4.90%
UK Bank Rate	5.19%	4.59%
CPI inflation	2.20%	2.40%
2028% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.50%	1.40%
Unemployment rate	5.00%	4.80%
House price growth	2.00%	1.90%
Commercial real estate price growth	0.90%	1.70%
UK Bank Rate	3.50%	3.25%
CPI inflation	1.80%	2.20%
2028% | Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	0.50%	(0.50%)
Unemployment rate	7.70%	7.50%
House price growth	(5.40%)	(4.70%)
Commercial real estate price growth	(3.20%)	(4.20%)
UK Bank Rate	1.04%	1.09%
CPI inflation	1.20%	2.00%
2028% | Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	(0.10%)	(1.80%)
Unemployment rate	10.40%	10.20%
House price growth	(12.40%)	(11.10%)
Commercial real estate price growth	(8.70%)	(9.80%)
UK Bank Rate	0.07%	0.10%
CPI inflation	0.60%	1.70%
2028% | Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.10%	0.80%
Unemployment rate	5.80%	5.70%
House price growth	0.00%	0.20%
Commercial real estate price growth	(0.60%)	(0.30%)
UK Bank Rate	2.93%	2.69%
CPI inflation	1.60%	2.20%
2029% | Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.60%	1.60%
Unemployment rate	3.10%	3.10%
House price growth	7.50%	6.90%
Commercial real estate price growth	2.00%	1.70%
UK Bank Rate	5.46%	5.07%
CPI inflation	2.70%	2.80%
2029% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.60%	1.50%
Unemployment rate	4.70%	4.60%
House price growth	3.40%	2.20%
Commercial real estate price growth	0.80%	0.50%
UK Bank Rate	3.50%	3.44%
CPI inflation	1.80%	2.20%
2029% | Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.40%	1.10%
Unemployment rate	7.30%	7.40%
House price growth	(3.20%)	(5.70%)
Commercial real estate price growth	(2.10%)	(2.70%)
UK Bank Rate	0.71%	0.75%
CPI inflation	0.70%	1.40%
2029% | Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.20%	0.70%
Unemployment rate	9.80%	9.90%
House price growth	(9.20%)	(12.20%)
Commercial real estate price growth	(6.50%)	(7.40%)
UK Bank Rate	0.02%	0.03%
CPI inflation	(0.50%)	0.50%
2029% | Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.50%	1.30%
Unemployment rate	5.50%	5.50%
House price growth	1.40%	(0.20%)
Commercial real estate price growth	(0.40%)	(0.90%)
UK Bank Rate	2.90%	2.78%
CPI inflation	1.50%	2.00%
2030% | Upside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.60%	1.60%
Unemployment rate	3.30%	3.20%
House price growth	6.00%	6.00%
Commercial real estate price growth	0.70%	0.80%
UK Bank Rate	5.65%	5.33%
CPI inflation	3.00%	3.10%
2030% | Base case
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.60%	1.60%
Unemployment rate	4.70%	4.50%
House price growth	3.40%	3.10%
Commercial real estate price growth	0.00%	0.20%
UK Bank Rate	3.50%	3.50%
CPI inflation	2.00%	2.30%
2030% | Downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.70%	1.60%
Unemployment rate	7.00%	7.00%
House price growth	(1.30%)	(2.80%)
Commercial real estate price growth	(2.70%)	(2.30%)
UK Bank Rate	0.49%	0.52%
CPI inflation	0.60%	1.00%
2030% | Severe downside
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.50%	1.40%
Unemployment rate	9.30%	9.40%
House price growth	(6.00%)	(7.80%)
Commercial real estate price growth	(6.10%)	(5.40%)
UK Bank Rate	0.01%	0.01%
CPI inflation	(1.00%)	(0.40%)
2030% | Probability-weighted
Allowance For Impairment Losses [Line Items]
Gross domestic product growth	1.60%	1.60%
Unemployment rate	5.40%	5.40%
House price growth	1.80%	1.10%
Commercial real estate price growth	(1.20%)	(0.90%)
UK Bank Rate	2.89%	2.81%
CPI inflation	1.60%	1.90%